Securities Act Registration No. 333-205138
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

	Post-Effective Amendment No. 21	X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

	Amendment No. 79	X

(Check appropriate box or boxes.)

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
(Registered Separate Account)

AMERITAS LIFE INSURANCE CORP.
(Insurance Company)

5900 O Street, Lincoln, Nebraska 68510
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

402-467-1122
(Insurance Company’s Telephone Number, including Area Code)

MORGAN B.S. LORENZEN
Second Vice President, Assistant General Counsel
Ameritas Life Insurance Corp.
5900 O Street, Lincoln, Nebraska 68510
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effective date ________________.

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b)

on May 1, 2026 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

X	on May 1, 2026 pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:
X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

Insurance Company relying on Rule 12h-7 under the Exchange Act

Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, File No. 333-205138, Ameritas Life Insurance Corp Separate Account LLVA is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") for the sole purpose of delaying, until May 1, 2026, the effectiveness of Post-Effective Amendment No. 20, which was filed on January 28, 2026 (accession no. 0001016274-26-000008) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. On March 20, 2026, we received SEC comments stating that additional updates are required on our January 28th, 2026, filing. We will submit those updates to the SEC in accordance with their instructions. We will make a filing pursuant to Rule 485 at a future date that incorporates any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 20 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, has caused this Post-Effective Amendment No. 21 to registration statement No. 333-205138 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 26th of March 2026.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

By: /s/ Robert M. Jurgensmeier*
Director, Chair, Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ Robert M. Jurgensmeier*
Director, Chair, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 26, 2026.

SIGNATURE	TITLE

Robert M. Jurgensmeier***	Director, Chair, Chief Executive Officer
Susan K. Wilkinson ***	President & Chief Operating Officer
L. Javier Fernandez **	Director
Ann M. Frohman *	Director
Thomas W. Knapp *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
Bryan E. Slone *	Director
Oris R. Stuart, III *	Director
Rohit Verma *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Michele X. Wu ***	Senior Vice President, Chief Financial Officer & Treasurer
Laura A. Fender *	Senior Vice President, Controller
Christine M. Neighbors *	Senior Vice President, General Counsel & Corporate Secretary

/s/ Morgan B.S. Lorenzen
Morgan B.S. Lorenzen	Second Vice President, Assistant General Counsel

*	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 12, 2022.
**	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of September 16, 2022.
***	Signed by Morgan B.S. Lorenzen under Powers of Attorney executed effective as of January 10, 2024.